Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.7%)
Communication Services (0.7%):
AMC Networks, Inc., Class A(a)	3,000	$72,930
Cinemark Holdings, Inc.	2,500	25,475
Nexstar Media Group, Inc., Class A	1,250	72,163
		170,568
Total Common Stocks (Cost $424,658)		170,568

Senior Secured Loans (25.8%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.35% (LIBOR01M+775bps), 8/15/25(b)	$500,000	362,500
Avaya, Inc., 1st Lien Term Loan B, 4.95% (LIBOR01M+425bps), 12/15/24(b)	313,960	266,082
Bass Pro Group LLC, Term Loan B, 6.60% (LIBOR01M+500bps), 12/16/23(b)	485,038	405,007
Clear Channel Outdoor Holdings, Inc., 5.10% (LIBOR01M+350bps), 11/25/26(b)	248,750	208,950
CPM Holdings, Inc., 1st Lien Term Loan, 5.35% (LIBOR01M+375bps), 11/17/25(b)	197,500	159,975
Crown Finance U.S., Inc., 1st Lien Term Loan B, 3.85% (LIBOR01M+225bps), 2/7/25(b)	285,105	192,446
Dayco Products LLC, 5.86% (LIBOR03M+425bps), 5/19/24(b)	486,250	340,375
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR02M+350bps), 4/6/26(b)	161,611	127,875
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR02M+350bps), 4/8/26(b)	100,000	79,125
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR01M+350bps), 4/6/26(b)	86,888	68,750
GTT Communications, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 5/31/25(b)	124,053	86,682
Hertz Corp., Term Loan B1, 4.36% (LIBOR01M+275bps), 6/30/23(b)	477,099	335,162
Holley Purchaser, Inc., 1st Lien Term Loan, 6.78% (LIBOR03M+500bps), 10/24/25(b)	197,500	159,975
II-VI, Inc., 5.10% (LIBOR01M+350bps), 9/24/26(b)	248,750	204,803
LifeScan Global Corp., 1st Lien Term Loan, 8.06% (LIBOR06M+600bps), 6/19/24(b)	456,250	357,016
Navistar, Inc., 1st Lien Term Loan B, 4.28% (LIBOR01M+350bps), 11/2/24(b)	243,149	209,108
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 4.33% (LIBOR01M+275bps), 6/20/26(b)	240,156	222,625
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.70% (LIBOR03M+875bps), 7/1/24(b)	250,000	220,000
Radiate Holdco LLC, 4.60% (LIBOR01M+300bps), 2/1/24(b)	240,584	220,537
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 2/5/23(b)	251,704	237,231
SIWF Holdings, Inc., 10.10% (LIBOR01M+850bps), 5/26/26(b)	500,000	411,665
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.35% (LIBOR01M+575bps), 10/1/25(b)	496,250	415,197
Spectacle Gary Holdings LLC, 10/17/25(c)(d)	16,892	14,020
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25(b)	233,108	193,480

Security Description	Principal Amount	Value
Sprint Communications, Inc., 1st Lien Term Loan B, 4.13% (LIBOR01M+250bps), 2/2/24(b)	$489,899	$486,224
Stars Group Holdings BV, 5.44% (LIBOR03M+350bps), 6/27/25(b)	414,327	393,954
Tenneco, Inc., 1st Lien Term Loan B, 4.60% (LIBOR01M+300bps), 6/18/25(b)	197,500	135,288
Total Senior Secured Loans (Cost $7,827,526)		6,514,052

Corporate Bonds (67.5%)

Communication Services (6.3%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	388,620
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 5/4/20 @ 101.63 (e)	250,000	222,858
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (e)(f)	500,000	445,360
Lamar Media Corp.
3.75%, 2/15/28, Callable 2/15/23 @ 101.88 (f)	150,000	140,870
4.00%, 2/15/30, Callable 2/15/25 @ 102 (f)	150,000	140,949
TEGNA, Inc., 4.63%, 3/15/28, Callable 3/15/23 @ 102.31 (f)	50,000	44,317
Telesat Canada/Telesat LLC, 6.50%, 10/15/27, Callable 10/15/22 @ 103.25 (f)	200,000	193,792
		1,576,766

Consumer Discretionary (15.0%):
1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (f)	220,000	204,906
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (e)	400,000	301,744
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	338,743
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	400,000	361,976
Ford Motor Co., 4.35%, 12/8/26, Callable 9/8/26 @ 100	350,000	273,098
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	500,000	258,065
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (f)	200,000	190,402
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	194,995
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	227,240
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	250,000	218,105
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	300,000	192,132
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f)	500,000	434,665
Yum! Brands, Inc.
7.75%, 4/1/25, Callable 4/1/22 @ 103.88 (f)	100,000	105,313
5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	466,454
		3,767,838

Consumer Staples (9.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 3/15/25, Callable 5/4/20 @ 104.31	500,000	505,140
5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	125,000	127,326
B&G Foods, Inc., 5.25%, 4/1/25, Callable 5/4/20 @ 103.94 (e)	200,000	198,694
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/14/20 @ 104.13 (f)(g)	500,000	484,230
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	500,000	378,489
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	250,000	257,148
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	330,000	328,194
		2,279,221

Security Description	Principal Amount	Value
Financials (9.6%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (f)	$225,000	$220,988
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (e)(f)	200,000	166,868
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (e)(f)	250,000	227,833
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (f)(g)	500,000	479,659
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 5/4/20 @ 107.25 (f)	500,000	375,015
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	120,000	119,326
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (e)(f)	250,000	157,443
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f)	250,000	233,083
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	300,000	261,657
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (e)(f)	250,000	200,015
		2,441,887

Health Care (8.7%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/4/20 @ 101.59 (e)(f)	500,000	432,964
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (f)(g)	250,000	263,038
Endo Finance LLC, 6.00%, 2/1/25, Callable 5/4/20 @ 103 (f)	200,000	136,334
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22, Callable 5/4/20 @ 100 (f)(g)	70,000	66,132
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	100,000	86,863
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e)(f)	300,000	267,501
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	300,000	287,604
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)(f)	250,000	180,750
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	500,000	499,705
		2,220,891

Industrials (11.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/4/20 @ 103.69 (f)	500,000	290,760
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/14/20 @ 105 (e)(f)(g)	300,000	201,951
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/4/20 @ 101 (e)(f)	250,000	160,783
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (e)(f)	470,000	424,898
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	400,000	271,736
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	200,000	185,402
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (e)(f)	500,000	432,625
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (e)(f)(g)	250,000	191,058
TransDigm, Inc., 6.50%, 7/15/24, Callable 5/4/20 @ 103.25	400,000	380,364
Triumph Group, Inc., 6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (e)(f)	150,000	133,521
United Rentals North America, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25	200,000	203,290
		2,876,388

Materials (6.8%):
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 4/14/20 @ 104.5 (f)	200,000	200,536

Security Description	Principal Amount	Value
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	$400,000	$383,264
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (f)	670,000	639,588
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (f)	330,000	298,594
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e)(f)(g)	250,000	208,878
		1,730,860

Real Estate (0.8%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	200,000	190,976

Total Corporate Bonds (Cost $19,503,178)		17,084,827

Collateral for Securities Loaned^(13.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(h)	79,707	79,707
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(h)	969,030	969,030
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(h)	39,760	39,760
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(h)	554,279	554,279
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(h)	317,174	317,174
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(h)	1,426,077	1,426,077
Total Collateral for Securities Loaned (Cost $3,386,027)		3,386,027

Total Investments (Cost $31,141,389) — 107.4%		27,155,474
Liabilities in excess of other assets — (7.4)%		(1,876,183)
NET ASSETS - 100.00%		$25,279,291

^                  Purchased with cash collateral from securities on loan.

(a)         Non-income producing security.

(b)         Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(c)          Security purchased on a when-issued basis.

(d)         The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(e)          All or a portion of this security is on loan.

(f)           Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $13,021,612 and amounted to 51.5% of net assets.

(g)          All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)         Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

ULC—Unlimited Liability Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.1%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100(a)	$1,000,000	$989,348
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 1.21% (LIBOR01M+26bps), 4/25/35, Callable 4/25/20 @ 100(b)	150,974	150,259
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 11/15/21 @ 100(a)	1,542,833	1,533,583
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(c)	3,825,000	3,821,947
Total Asset-Backed Securities (Cost $6,514,792)		6,495,137

Collateralized Mortgage Obligations (2.3%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	2,590,000	2,310,340
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53	2,241,000	2,052,139
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(c)	2,952,883	2,974,514
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(c)(d)	3,250,000	3,364,454
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,353,716
Total Collateralized Mortgage Obligations (Cost $15,702,192)		14,055,163

Corporate Bonds (40.7%)

Communication Services (2.0%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	1,000,000	1,010,410
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	1,429,000	1,453,207
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,210,794
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	2,839,871
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	1,346,000	1,457,233
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,262,000	1,407,054
3.38%, 2/15/25 (a)(e)	1,017,000	1,088,821
Vodafone Group PLC, 5.25%, 5/30/48	1,718,000	2,038,287
		12,505,677
Consumer Discretionary (4.3%):
DR Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	5,960,000	5,580,050
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	1,799,365
Hasbro, Inc., 6.35%, 3/15/40	1,596,000	1,518,770
Lear Corp.
3.50%, 5/30/30, Callable 2/28/30 @ 100	994,000	856,261
5.25%, 5/15/49, Callable 11/15/48 @ 100	1,377,000	1,192,717
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,483,958
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,624,000	3,083,908
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,409,675
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,243,949
Starbucks Corp.
3.80%, 8/15/25, Callable 6/15/25 @ 100	1,635,000	1,740,752

Security Description	Principal Amount	Value
2.25%, 3/12/30, Callable 12/12/29 @ 100 (e)	$1,771,000	$1,651,528
		25,560,933
Consumer Staples (4.9%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	1,731,000	1,777,148
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 (f)	1,436,000	1,432,812
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	827,000	846,277
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,114,850
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	2,500,000	2,579,275
Keurig Dr Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100	3,070,000	3,214,383
5.09%, 5/25/48, Callable 11/25/47 @ 100 (e)	559,000	695,586
Mead Johnson Nutrition Co.
3.00%, 11/15/20	3,000,000	3,005,730
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,495,086
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	1,977,837
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (c)	4,966,000	4,981,941
2.25%, 10/16/24, Callable 9/16/24 @ 100 (c)	1,600,000	1,618,352
The Coca-Cola Co., 2.95%, 3/25/25	2,270,000	2,431,238
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	691,000	847,615
		29,018,130
Energy (2.8%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,089,717
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	1,155,849
Ecopetrol SA, 5.88%, 9/18/23 (a)(e)	2,780,000	2,733,463
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	2,186,000	1,580,391
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	657,000	768,125
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,209,532
5.85%, 12/15/45, Callable 6/15/45 @ 100	850,000	704,683
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	1,756,000	965,361
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (e)	2,215,000	1,782,543
Statoil ASA, 3.95%, 5/15/43 (e)	930,000	970,027
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)(e)	910,000	846,209
6.63%, 6/15/37	2,520,000	2,646,176
		16,452,076
Financials (13.0%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,403,867
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	370,033
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,654,246
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(b)	1,875,000	1,871,569
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,502,625
4.20%, 8/26/24, MTN (a)	1,400,000	1,481,830
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,875,004
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	1,916,153
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,459,078
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,476,328
3.88%, 3/26/25	929,000	950,070

Security Description	Principal Amount	Value
4.60%, 3/9/26 (a)	$873,000	$932,285
4.45%, 9/29/27 (a)	1,000,000	1,039,000
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (b)(e)	813,000	858,780
Enel Finance International NV, 2.88%, 5/25/22 (c)	3,685,000	3,572,608
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	2,251,000	2,340,050
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,276,445
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	883,890
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,112,199
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,494,044
5.60%, 7/15/41	980,000	1,332,516
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,842,321
3.75%, 2/25/23 (a)	3,000,000	3,102,960
3.13%, 7/27/26, MTN	5,500,000	5,713,399
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (c)	1,720,000	2,183,643
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,528,196
5.75%, 1/24/22 (g)	2,750,000	2,913,543
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,575,062
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	1,713,000	1,631,872
Wells Fargo & Co.
4.30%, 7/22/27, MTN	3,553,000	3,754,987
4.90%, 11/17/45 (a)	1,450,000	1,649,665
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	1,692,500
		77,390,768
Health Care (3.7%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)(e)	2,905,000	2,907,759
3.20%, 11/21/29, Callable 8/21/29 @ 100 (c)	2,580,000	2,565,165
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	2,158,793
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (c)	4,325,000	4,765,069
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)(e)	6,150,000	6,401,657
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,714,147
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	1,234,000	1,238,529
		21,751,119
Industrials (2.8%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	838,464
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,356,000	1,182,676
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	2,465,000	2,305,416
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	3,720,000	3,714,197
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100 (e)	1,440,000	1,495,982
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,284,581
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,332,738
6.25%, 12/1/37	1,151,000	1,733,544
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 (e)	1,100,000	1,215,017
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,550,654
		17,653,269
Information Technology (2.5%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,287,063
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	1,448,000	1,431,290
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (e)	1,991,000	2,163,700
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	881,000	974,289
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	1,116,000	1,132,907

Security Description	Principal Amount	Value
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	$1,345,000	$1,326,358
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100 (e)	1,230,000	1,237,626
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	949,000	1,160,276
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	1,018,947
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,159,273
		14,891,729
Materials (1.2%):
Celanese US Holdings LLC, 4.63%, 11/15/22	1,870,000	1,821,474
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)(e)	1,580,000	1,534,638
Nucor Corp., 4.40%, 5/1/48, Callable 11/1/47 @ 100	882,000	1,000,049
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,494,042
5.20%, 11/2/40	723,000	908,500
		6,758,703
Real Estate (1.0%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	1,407,000	1,118,185
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	1,482,000	1,477,450
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	3,006,000	3,162,914
		5,758,549
Utilities (2.5%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,839,438
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,495,870
Iberdrola International BV
6.75%, 9/15/33	373,000	532,838
6.75%, 7/15/36	783,000	1,106,575
Nevada Power Co., 6.65%, 4/1/36 (a)(e)	600,000	705,006
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	2,765,000	2,820,742
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,765,765
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,358,129
Union Electric Co., 3.25%, 10/1/49, Callable 4/1/49 @ 100	725,000	693,767
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (c)	2,579,000	2,293,814
		15,611,944
Total Corporate Bonds (Cost $245,366,843)		243,352,897

Residential Mortgage Backed Securities (0.4%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.16%, 10/25/33, Callable 4/25/20 @ 100(a)(d)	927,822	779,428
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.27% (LIBOR01M+132bps), 10/25/32, Callable 4/25/20 @ 100(b)	784,088	716,754
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 6/25/27 @ 100(a)(c)(d)	1,162,734	1,153,078
Total Residential Mortgage Backed Securities (Cost $2,887,812)		2,649,260

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (39.6%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	$1,782,732	$1,960,165
Series 4139, Class DA, 1.25%, 12/15/27 (a)	5,846,207	5,840,074
Series: 4763, Class: VC, 4.00%, 4/15/29	549,519	590,376
Series 4395, Class PA, 2.50%, 4/15/37 (a)	2,426,322	2,507,929
7.00%, 9/1/38 (a)	44,536	55,269
Series 4290, Class CA, 3.50%, 12/15/38 - 3/1/49 (a)	50,823,370	53,953,777
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	6,810,419	6,899,457
4.50%, 1/1/41 - 12/1/45 (a)	11,493,082	12,620,000
Series 4444, Class CH, 3.00%, 1/15/41	211,910	217,601
Series 4049, Class AB, 2.75%, 12/15/41 (a)	1,088,708	1,117,594
Series 4494, Class JA, 3.75%, 5/15/42 (a)	4,608,610	4,856,996
		90,619,238
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	2,404,367	2,832,823
5.00%, 4/1/23 - 12/1/39 (a)	1,098,864	1,213,286
7.50%, 12/1/29 (a)	38,058	44,457
8.00%, 1/1/30 - 9/1/30 (a)	17,557	20,704
7.00%, 2/1/32 - 6/1/32 (a)	32,857	39,401
3.75% (LIBOR12M+166bps), 12/1/36 (a)(b)	131,766	134,295
5.50%, 1/1/38 - 2/1/39 (a)	692,031	775,032
4.50%, 12/1/38 - 6/1/40 (a)	6,899,391	7,422,004
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	6,925,808	7,135,876
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (a)	17,494,057	18,365,313
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (a)	50,402,839	52,901,995
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	4,774,862	4,989,139
Series 2013-44, Class PB, 1.75%, 1/25/43 (a)	5,163,877	5,209,304
4.00%, 11/1/43 - 6/1/49 (a)	32,626,569	35,108,841
		136,192,470
Government National Mortgage Association
6.00%, 10/15/32 (a)	74,181	85,073
Series 2014-42, Class AD, 2.50%, 7/16/41	389,345	401,183
Series 2019-85, Class KG, 3.00%, 6/20/43 - 2/20/50	8,488,397	8,899,970
4.50%, 10/20/49	1,089,459	1,156,818
		10,543,044
Multi-family (0.0%):(h)

Collateralized Mortgage Obligations (0.0%):(h)
Government National Mortgage Association
6.00%, 12/15/33 (a)	30,902	35,883
Total U.S. Government Mortgage Backed Agencies (Cost $229,119,447)		237,390,635

U.S. Treasury Obligations (7.3%)
U.S. Treasury Bonds
3.00%, 2/15/49	26,829,000	37,195,893
2.00%, 2/15/50	1,378,000	1,596,327
U.S. Treasury Notes
1.25%, 8/31/24	4,143,000	4,302,894
1.38%, 1/31/25	406,000	425,190
Total U.S. Treasury Obligations (Cost $35,016,189)		43,520,304

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(i)	222,039	$222,039
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(i)	2,699,420	2,699,420
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(i)	110,760	110,760
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(i)	1,544,049	1,544,049
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(i)	883,549	883,549
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(i)	3,972,610	3,972,610
Total Collateral for Securities Loaned (Cost $9,432,427)		9,432,427
Total Investments (Cost $544,039,702) — 93.0%		556,895,823
Other assets in excess of liabilities — 7.0%		41,968,310
NET ASSETS - 100.00%		$598,864,133

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $35,873,860 and amounted to 6.0% of net assets.

(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(e)	All or a portion of this security is on loan.
(f)	Security purchased on a when-issued basis.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	175	6/19/20	$23,635,606	$24,270,313	$634,707
2-Year U.S. Treasury Note Future	40	6/30/20	8,658,264	8,815,312	157,048
5-Year U.S. Treasury Note Future	400	6/30/20	48,195,144	50,143,750	1,948,606
					$2,740,361
	Total unrealized appreciation				$2,740,361
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$2,740,361

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	6.50%	$47,530,000	$(2,693,074)	$138,645	$(2,831,719)
						$(2,693,074)	$138,645	$(2,831,719)

* As of March 31, 2020, the CDX North America High Yield Index (the “Index”) included securities which had defaulted and represented 1% of the Index. Reflects the notional amount after the default of securities.

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (4.8%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 2/8/21 @ 100(a)	$1,484,646	$1,475,251
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/21 @ 100(a)	1,385,000	1,375,401
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100(a)	2,800,000	2,770,174
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 8/15/21 @ 100(a)(b)	1,700,000	1,680,821
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 1/15/21 @ 100(a)	707,267	701,453
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 11/15/21 @ 100(a)	998,304	992,318
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	1,585,000	1,583,735
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(a)	1,610,000	1,607,300
Total Asset-Backed Securities (Cost $12,269,125)		12,186,453

Collateralized Mortgage Obligations (2.4%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 2.95% (LIBOR03M+112bps), 1/15/31, Callable 4/15/20 @ 100(a)(b)(c)	1,000,000	944,466
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(d)	2,000,000	2,070,435
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.08% (LIBOR03M+125bps), 1/15/30, Callable 4/15/20 @ 100(a)(b)(c)	2,175,000	2,039,493
Voya CLO Ltd., Series 2017-4A, Class A1, 2.96% (LIBOR03M+113bps), 10/15/30, Callable 4/15/20 @ 100(a)(b)(c)	1,000,000	958,198
Total Collateralized Mortgage Obligations (Cost $6,353,313)		6,012,592

Corporate Bonds (46.9%)
Communication Services (5.0%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	420,000	424,372
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	4,079,000	4,076,062
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	468,000	475,928
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	471,000	500,249
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100	1,182,000	1,246,124
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	2,255,000	2,274,596
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,835,000	2,045,915
3.38%, 2/15/25 (a)	325,000	347,952
2.79% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	719,000	654,973
Vodafone Group PLC, 2.95%, 2/19/23 (e)	619,000	628,081
		12,674,252

Consumer Discretionary (4.3%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	2,115,000	2,107,851
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	375,000	384,383

Security Description	Principal Amount	Value
BorgWarner, Inc., 4.63%, 9/15/20 (a)	$859,000	$866,078
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	1,506,000	1,508,876
General Motors Co., 4.88%, 10/2/23 (a)	473,000	430,719
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	2,622,000	2,576,744
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,028,581
		10,903,232

Consumer Staples (5.1%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	568,000	583,143
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (f)	1,450,000	1,463,949
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100	795,000	788,227
Constellation Brands, Inc.
2.39% (LIBOR03M+70bps), 11/15/21, Callable 5/4/20 @ 100 (a)(c)(e)	2,500,000	2,391,575
4.25%, 5/1/23 (a)	954,000	985,196
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	343,000	350,995
Ingredion, Inc., 4.63%, 11/1/20 (a)	900,000	907,965
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	1,000,000	1,031,710
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100	1,270,000	1,329,728
Pernod Ricard SA, 4.25%, 7/15/22 (b)	767,000	792,050
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)	2,080,000	2,086,677
Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100	400,000	416,280
		13,127,495

Energy (3.2%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	405,989
Ecopetrol SA, 5.88%, 9/18/23 (a)	454,000	446,400
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	918,000	663,677
LUKOIL International Finance BV, 6.13%, 11/9/20 (a)(b)	2,815,000	2,844,051
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,040,000	1,010,360
Pioneer Natural Resource Co., 3.45%, 1/15/21, Callable 12/15/20 @ 100 (a)	1,825,000	1,767,805
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	925,000	744,403
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	350,000	325,465
		8,208,150

Financials (9.2%):
Bank of America Corp.
2.25%, 4/21/20, MTN (a)	1,300,000	1,299,714
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	754,000	752,620
4.20%, 8/26/24, MTN (a)	421,000	445,607
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/20/20 @ 100 (a)	590,000	589,463
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,505,530
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	620,893
Citigroup, Inc.
2.07% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(c)	1,500,000	1,470,916
4.45%, 9/29/27 (a)	371,000	385,469
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/4/20 @ 104.31 (b)	808,000	700,682
Enel Finance International NV, 2.88%, 5/25/22 (b)	1,525,000	1,478,488
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	731,000	759,918
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,500,000	1,335,000
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/4/20 @ 101.34 (a)	325,000	326,407
Morgan Stanley, 4.88%, 11/1/22 (a)	918,000	959,989

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd.
4.45%, 11/15/21 (a)(b)	$1,569,000	$1,647,685
4.20%, 10/1/22 (a)(b)	1,756,000	1,843,748
The Goldman Sachs Group, Inc.
2.86% (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(c)	1,500,000	1,470,240
3.55% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100, MTN (a)(c)	1,500,000	1,339,755
Zions Bancorp NA
3.50%, 8/27/21 (a)	1,465,000	1,464,692
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	892,819
		23,289,635

Health Care (4.3%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,094,000	1,095,039
Amgen, Inc., 2.20%, 5/11/20 (a)	2,705,000	2,704,783
Biogen, Inc., 2.90%, 9/15/20 (a)	2,623,000	2,630,476
Bristol-Myers Squibb Co., 2.88%, 2/19/21 (b)	3,020,000	3,037,667
Humana, Inc.
3.15%, 12/1/22, Callable 9/1/22 @ 100	921,000	918,550
2.90%, 12/15/22, Callable 11/15/22 @ 100	515,000	516,890
		10,903,405

Industrials (2.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20 (a)	2,015,000	1,951,044
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	1,025,000	958,642
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31	1,000,000	961,440
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	176,000	179,384
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	1,150,000	1,161,443
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	358,000	354,782
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100	782,000	784,229
		6,350,964

Information Technology (4.7%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	861,000	851,064
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,050,000	2,052,645
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	459,000	507,604
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,980,616
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,310,000	1,314,585
PayPal Holdings, Inc., 2.20%, 9/26/22	1,710,000	1,691,977
Seagate HDD Cayman, 4.25%, 3/1/22, Callable 2/1/22 @ 100 (e)	498,000	498,548
VMware, Inc., 2.30%, 8/21/20 (a)	2,110,000	2,086,368
		11,983,407

Materials (2.9%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a)(b)	3,275,000	3,255,284
Celanese US Holdings LLC, 4.63%, 11/15/22	780,000	759,759
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	502,000	487,588
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	815,632
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100	1,527,000	1,572,061
Steel Dynamics, Inc., 5.25%, 4/15/23, Callable 5/4/20 @ 100.88	495,000	468,419
		7,358,743

Real Estate (3.4%):
American Tower Corp., 3.00%, 6/15/23	1,000,000	966,300
CubeSmart LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	2,731,000	2,784,063
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	1,229,000	1,235,538
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	2,200,000	2,225,630

Security Description	Principal Amount	Value
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100	$967,000	$987,326
Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	300,000	315,123
		8,513,980

Utilities (2.3%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	1,950,000	1,922,681
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,117,000	2,055,373
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	548,266
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	1,345,000	1,372,115
		5,898,435
Total Corporate Bonds (Cost $120,832,693)		119,211,698

Residential Mortgage Backed Securities (3.3%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.16%, 10/25/33, Callable 4/25/20 @ 100(a)(d)	393,195	330,308
Bear Stearns Alt-A Trust, Series 2004-6, Class 1A, 1.59% (LIBOR01M+64bps), 7/25/34, Callable 4/25/20 @ 100(a)(c)	52,204	50,898
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49(a)	2,376	2,177
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.96%, 11/25/34, Callable 4/25/20 @ 100(a)(d)	290,208	240,585
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 6/25/27 @ 100(a)(b)(d)	465,094	461,231
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/20 @ 100(a)	1,564	1,231
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/26 @ 100(a)(b)(d)	994,129	968,930
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.96%, 10/25/29, Callable 2/25/25 @ 100(a)(b)(d)	1,543,589	1,546,614
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/34 @ 100(a)(b)(d)	676,227	631,877
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/24 @ 100(a)(b)(d)	1,995,062	1,971,385
Madison Park Funding Ltd., Series 2007-4A, Class AR, 2.97% (LIBOR03M+120bps), 7/29/30, Callable 4/29/20 @ 100(a)(b)(c)	1,750,000	1,687,140
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 1.62% (LIBOR01M+68bps), 2/25/35, Callable 4/25/20 @ 100(a)(c)	453,429	429,149
Total Residential Mortgage Backed Securities (Cost $8,668,299)		8,321,525

U.S. Government Mortgage Backed Agencies (14.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	759,633	835,498
5.50%, 10/25/23 (a)	3,906	4,104
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,985,982	1,991,130
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,237,827	1,254,679
7.00%, 9/1/38 (a)	3,788	4,701
Series 4320, Class AP, 3.50%, 7/15/39 (a)	762,700	806,029

Security Description	Principal Amount	Value
Series 3713, Class PA, 2.00%, 2/15/40 - 4/15/44 (a)	$7,698,326	$7,784,828
Series 4444, Class CH, 3.00%, 1/15/41	2,161,477	2,219,530
Series 4049, Class AB, 2.75%, 12/15/41 (a)	443,959	455,738
		15,356,237
Federal National Mortgage Association
Series 2012-63, Class VG, 4.00%, 8/25/23 (a)	318,064	321,083
Series 2010-156, Class DY, 3.50%, 1/25/26 - 3/25/44 (a)	4,391,081	4,516,431
6.00%, 2/1/37 (a)	916,012	1,080,056
Series 2013-33, Class UD, 2.50%, 4/25/39 - 85/25/40(a)	2,419,613	2,481,082
Series 2020-1 2.50% 8/25/44	3,458,629	3,546,392
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,813,224	1,929,176
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	678,192	698,391
5.00%, 2/1/41 - 10/1/41 (a)	2,937,802	3,232,185
		17,804,796
Government National Mortgage Association
Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	3,235,919	3,285,691
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	1,263,488	1,315,269
		4,600,960
Total U.S. Government Mortgage Backed Agencies (Cost $37,061,517)		37,761,993

U.S. Treasury Obligations (23.7%)
U.S. Treasury Notes
1.50%, 8/31/21	30,441,000	30,983,230
0.13%, 4/15/22	18,228,000	19,066,809
0.50%, 3/15/23	10,000,000	10,063,281
Total U.S. Treasury Obligations (Cost $59,790,705)		60,113,320

Collateral for Securities Loaned ^(0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(g)	6,003	6,003
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(g)	72,978	72,978
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(g)	2,994	2,994
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(g)	41,743	41,743
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(g)	23,886	23,886
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(g)	107,398	107,398
Total Collateral for Securities Loaned (Cost $255,002)		255,002
Total Investments (Cost $245,230,654) — 96.1%		243,862,583
Other assets in excess of liabilities — 3.9%		9,957,378
NET ASSETS - 100.00%		$253,819,961

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $35,262,366 and amounted to 13.9% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(e)	All or a portion of this security is on loan.
(f)	Security purchased on a when-issued basis.
(g)	Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	325	6/30/20	$70,446,638	$71,624,414	$1,177,776

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	130	6/30/20	15,876,590	16,296,719	(420,129)

	Total unrealized appreciation				$1,177,776
	Total unrealized depreciation				(420,129)
	Total net unrealized appreciation (depreciation)				$757,647

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	6.50%	$20,482,000	$(1,160,521)	$(31,450)	$(1,129,071)
						$(1,160,521)	$(31,450)	$(1,129,071)

*As of March 31, 2020 the CDX North America High Yield Index (the “Index”) included securities which had defaulted and represented 1% of the Index.

Reflects the notional amount after the default of securities.

(a)           When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)          Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)           The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Australia (4.2%):
Financials (1.1%):
Macquarie Group Ltd.	23,086	$1,229,114

Health Care (0.8%):
CSL Ltd.	4,768	864,022

Materials (1.6%):
BHP Group Ltd. (a)	101,819	1,846,530

Real Estate (0.7%):
Scentre Group	892,122	854,220

		4,793,886
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	12,661	660,143

China (2.4%):
Communication Services (1.6%):
Tencent Holdings Ltd.	35,100	1,734,965

Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	207,500	928,338

		2,663,303
Denmark (1.3%):
Consumer Staples (1.3%):
Royal Unibrew A/S	20,693	1,487,965

France (9.7%):
Consumer Discretionary (4.4%):
Cie Generale des Etablissements Michelin SCA	11,674	1,022,185
Faurecia SE	35,555	1,040,822
LVMH Moet Hennessy Louis Vuitton SE	8,158	2,991,135
		5,054,142

Energy (2.1%):
Gaztransport Et Technigaz SA	6,984	502,698
TOTAL SA	49,489	1,864,174
		2,366,872

Financials (0.3%):
AXA SA	20,346	344,403

Information Technology (1.4%):
Capgemini SE	18,566	1,550,992

Materials (1.5%):
Arkema SA	24,491	1,671,652

		10,988,061
Germany (6.4%):
Financials (1.6%):
Allianz SE	10,432	1,776,055

Industrials (1.3%):
Siemens AG	8,510	712,390
Washtec AG	18,340	725,541
		1,437,931

Information Technology (2.1%):
SAP SE	21,547	2,405,017

Security Description	Shares	Value
Real Estate (1.4%):
Vonovia SE	32,910	$1,636,609

		7,255,612
Hong Kong (2.3%):
Financials (1.2%):
AIA Group Ltd.	146,600	1,312,793

Real Estate (1.1%):
CK Asset Holdings Ltd.	236,000	1,280,504

		2,593,297
Ireland (1.5%):
Industrials (1.5%):
Experian PLC	60,054	1,668,583

Italy (4.6%):
Financials (0.7%):
Banca Generali SpA	40,906	849,772

Health Care (1.3%):
Recordati SpA	34,232	1,441,888

Utilities (2.6%):
Enel SpA	426,570	2,941,606

		5,233,266
Japan (23.4%):
Communication Services (2.5%):
Kakaku.com, Inc.	27,000	493,884
Nippon Telegraph & Telephone Corp.	98,500	2,356,116
		2,850,000

Consumer Discretionary (4.1%):
Hikari Tsushin, Inc.	5,100	853,518
Toyota Motor Corp.	61,900	3,730,919
		4,584,437

Consumer Staples (1.8%):
Kobe Bussan Co. Ltd.	26,300	1,033,750
Matsumotokiyoshi Holdings Co. Ltd.	28,400	1,035,422
		2,069,172

Financials (2.6%):
Jafco Co. Ltd.	15,400	400,431
Mitsubishi UFJ Financial Group, Inc.	349,500	1,307,855
Tokio Marine Holdings, Inc.	28,100	1,285,883
		2,994,169

Health Care (2.9%):
Hoya Corp.	25,000	2,126,085
Shionogi & Co. Ltd.	24,300	1,197,172
		3,323,257

Industrials (4.8%):
en-japan, Inc.	13,800	256,427
Fuji Electric Co. Ltd.	52,700	1,181,822
Hitachi Construction Machinery Co. Ltd. (a)	50,000	1,002,940
ITOCHU Corp.	62,500	1,293,594
Kyowa Exeo Corp.	28,300	627,651
OKUMA Corp.	12,900	413,727
Sanwa Holdings Corp.	80,400	624,475
		5,400,636

Information Technology (2.5%):
Fujitsu Ltd.	19,900	1,792,617
Oracle Corp.	8,200	715,328

Security Description	Shares	Value
Ulvac, Inc.	15,100	$357,562
		2,865,507

Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	28,900	705,774

Utilities (1.6%):
Chubu Electric Power Co., Inc.	124,200	1,753,102

		26,546,054
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	526,400	789,473

Netherlands (4.0%):
Communication Services (1.0%):
Koninklijke KPN NV	492,218	1,176,772

Financials (0.9%):
ING Groep NV (a)	204,867	1,049,470

Industrials (2.1%):
Wolters Kluwer NV	32,899	2,332,261

		4,558,503
New Zealand (1.2%):
Health Care (1.2%):
Fisher & Paykel Healthcare Corp. Ltd.	75,361	1,369,485

Norway (1.0%):
Energy (0.3%):
Aker BP ASA (a)	25,511	320,506

Financials (0.7%):
SpareBank 1 SMN (a)	133,951	854,102

		1,174,608
Russian Federation (0.5%):
Materials (0.5%):
Evraz PLC	179,688	513,987

Spain (1.5%):
Communication Services (1.2%):
Telefonica SA	306,919	1,396,432

Financials (0.3%):
Banco Santander SA	112,826	268,319

		1,664,751
Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	80,875	2,354,659
Epiroc AB, Class B	59,088	582,923
		2,937,582

Switzerland (14.1%):
Consumer Staples (4.8%):
Nestle SA, Registered Shares	52,672	5,394,158

Financials (2.2%):
Cembra Money Bank AG	11,690	1,066,370
UBS Group AG, Registered Shares	160,576	1,472,470
		2,538,840

Health Care (7.1%):
Novartis AG, Registered Shares	42,554	3,512,115

Security Description	Shares	Value
Roche Holding AG	14,058	$4,524,930
		8,037,045

		15,970,043
United Kingdom (15.3%):
Consumer Discretionary (1.1%):
Next PLC	24,183	1,212,943

Consumer Staples (4.5%):
Diageo PLC	62,703	1,987,809
Imperial Brands PLC	82,227	1,517,166
Unilever PLC	30,955	1,560,695
		5,065,670

Energy (2.0%):
BP PLC	205,478	842,453
Royal Dutch Shell PLC, Class A	85,615	1,487,093
		2,329,546

Financials (2.7%):
Close Brothers Group PLC	45,555	633,269
HSBC Holdings PLC	211,516	1,187,119
Legal & General Group PLC	547,451	1,293,155
		3,113,543

Health Care (1.0%):
Smith & Nephew PLC	63,557	1,119,386

Industrials (1.4%):
RELX PLC	73,204	1,561,979

Materials (2.6%):
Croda International PLC	12,241	645,652
Rio Tinto PLC	50,846	2,330,341
		2,975,993

		17,379,060
Total Common Stocks (Cost $118,133,266)		110,247,662

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI EAFE ETF	5,375	287,348
Total Exchange-Traded Funds (Cost $351,794)		287,348

Collateral for Securities^ Loaned (3.5%)
United States (3.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (b)	94,566	94,566
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (b)	1,149,682	1,149,682
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (b)	47,173	47,173
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (b)	657,610	657,610
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (b)	376,303	376,303
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (b)	1,691,933	1,691,933
Total Collateral for Securities Loaned (Cost $4,017,267)		4,017,267

Total Investments (Cost $122,502,327) — 101.1%		114,552,277
Liabilities in excess of other assets — (1.1)%		(1,227,120)

NET ASSETS - 100.00%	$113,325,157

^         Purchased with cash collateral from securities on loan.

(a)       All or a portion of this security is on loan.

(b)      Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)

Banks (7.0%):
Citigroup, Inc.	315,670	$13,296,021
JPMorgan Chase & Co.	128,060	11,529,242
The PNC Financial Services Group, Inc.	114,070	10,918,780
U.S. Bancorp	341,880	11,777,766
		47,521,809
Capital Markets (4.3%):
Cboe Global Markets, Inc.	327,910	29,265,968

Communication Services (9.6%):
Alphabet, Inc., Class A(a)	27,005	31,378,460
Facebook, Inc., Class A(a)	200,950	33,518,460
		64,896,920
Consumer Discretionary (4.2%):
Aramark	379,840	7,585,405
LKQ Corp.(a)	624,440	12,807,264
McDonald’s Corp.	47,880	7,916,958
		28,309,627
Consumer Staples (6.4%):
Keurig Dr Pepper, Inc.(b)	722,560	17,536,531
Mondelez International, Inc., Class A	509,930	25,537,294
		43,073,825
Energy (4.1%):
Chevron Corp.	200,570	14,533,302
Enterprise Products Partners LP(b)	918,390	13,132,977
		27,666,279
Health Care (14.7%):
Cigna Corp.	109,700	19,436,646
CVS Health Corp.	155,125	9,203,566
Humana, Inc.	52,920	16,617,938
Johnson & Johnson	137,050	17,971,366
Pfizer, Inc.	357,690	11,675,002
UnitedHealth Group, Inc.	47,825	11,926,599
Zimmer Biomet Holdings, Inc.	119,650	12,094,222
		98,925,339
Industrials (7.7%):
Air Canada(a)	747,630	8,368,398
Eaton Corp. PLC	212,450	16,505,241
Parker-Hannifin Corp.	96,570	12,528,026
Raytheon Co.	73,660	9,660,509
Union Pacific Corp.	37,510	5,290,410
		52,352,584
Information Technology (2.8%):
Visa, Inc., Class A	119,480	19,250,618

Insurance (15.4%):
Aflac, Inc.	830,270	28,428,445
Brown & Brown, Inc.	648,130	23,475,269
RenaissanceRe Holdings Ltd.	116,320	17,368,902
The Progressive Corp.	479,830	35,430,646
		104,703,262

Security Description	Shares	Value
Materials (3.0%):
Sealed Air Corp.(b)	807,800	$19,960,738

Mortgage Real Estate Investment Trusts (0.9%):
AGNC Investment Corp.	553,230	5,853,173

Real Estate (8.1%):
Equity Commonwealth	606,210	19,222,919
Equity LifeStyle Properties, Inc.	139,390	8,012,137
Healthpeak Properties, Inc.	319,560	7,621,506
Invitation Homes, Inc.	920,490	19,670,872
		54,527,434
Utilities (8.9%):
Duke Energy Corp.	63,670	5,149,630
Exelon Corp.	429,860	15,823,146
FirstEnergy Corp.	385,000	15,426,950
Vistra Energy Corp.	1,466,910	23,411,884
		59,811,610
Total Common Stocks (Cost $708,475,740)		656,119,186

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	58,862	58,862
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	715,625	715,625
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	29,363	29,363
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	409,333	409,333
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	234,232	234,232
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	1,053,152	1,053,152
Total Collateral for Securities Loaned (Cost $2,500,567)		2,500,567
Total Investments (Cost $710,976,307) — 97.5%		658,619,753
Other assets in excess of liabilities — 2.5%		17,003,730
NET ASSETS - 100.00%		$675,623,483

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

LP—Limited Partnership

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Biotechnology (16.9%):
Aimmune Therapeutics, Inc.(a)(b)	40,340	$581,703
Amicus Therapeutics, Inc.(a)	98,439	909,576
Apellis Pharmaceuticals, Inc.(a)	30,350	813,077
Arena Pharmaceuticals, Inc.(a)	17,360	729,120
Ascendis Pharma A/S, ADR(a)	6,890	775,883
bluebird bio, Inc.(a)(b)	16,042	737,290
Blueprint Medicines Corp.(a)	13,956	816,147
Celyad SA, ADR(a)(c)	18,390	134,431
Constellation Pharmaceuticals, Inc.(a)	13,600	427,448
CytomX Therapeutics, Inc.(a)	57,190	438,647
Epizyme, Inc.(a)	49,500	767,745
Equillium, Inc.(a)(c)	40,617	110,072
Fate Therapeutics, Inc.(a)	52,810	1,172,910
Gossamer Bio, Inc.(a)	30,290	307,444
Immunomedics, Inc.(a)	44,340	597,703
Iovance Biotherapeutics, Inc.(a)	43,554	1,303,789
Kura Oncology, Inc.(a)	49,470	492,227
Mirati Therapeutics, Inc.(a)	9,340	717,966
Myovant Sciences Ltd.(a)(b)	53,903	406,968
Sage Therapeutics, Inc.(a)	10,600	304,432
Twist Bioscience Corp.(a)	13,900	425,062
		12,969,640
Communication Services (3.2%):
Bandwidth, Inc., Class A(a)	29,790	2,004,569
Cardlytics, Inc.(a)	7,590	265,346
QuinStreet, Inc.(a)	25,864	208,205
		2,478,120
Consumer Discretionary (8.6%):
Arco Platform Ltd., Class A(a)(b)	33,080	1,397,961
Eldorado Resorts, Inc.(a)(b)	26,500	381,600
Frontdoor, Inc.(a)	19,600	681,688
Monro, Inc.(b)	13,630	597,130
Planet Fitness, Inc., Class A(a)	17,750	864,425
Regis Corp.(a)(b)	36,630	216,483
Skyline Champion Corp.(a)	17,700	277,536
Strategic Education, Inc.	12,340	1,724,639
Wingstop, Inc.(b)	5,300	422,410
		6,563,872
Consumer Staples (4.9%):
BellRing Brands, Inc., Class A(a)	66,040	1,125,982
BJ’s Wholesale Club Holdings, Inc.(a)	14,020	357,089
elf Beauty, Inc.(a)	50,290	494,854
Hostess Brands, Inc.(a)	105,330	1,122,818
The Simply Good Foods Co.(a)(b)	33,890	652,721
		3,753,464
Electronic Equipment, Instruments & Components (2.3%):
Itron, Inc.(a)	20,740	1,157,914
Littelfuse, Inc.	4,409	588,249
		1,746,163
Energy (0.1%):
Newpark Resources, Inc.(a)	49,424	44,333

Financials (6.3%):
eHealth, Inc.(a)	10,150	1,429,323

Security Description	Shares	Value
Essent Group Ltd.	31,260	$823,389
FirstCash, Inc., Class A	11,716	840,506
LendingTree, Inc.(a)(b)	2,970	544,668
Walker & Dunlop, Inc.	12,620	508,207
Western Alliance Bancorp	22,580	691,174
		4,837,267
Health Care Equipment & Supplies (6.0%):
CryoPort, Inc.(a)(b)	41,030	700,382
iRhythm Technologies, Inc.(a)	13,620	1,107,986
Masimo Corp.(a)	6,230	1,103,458
Nevro Corp.(a)	10,800	1,079,784
Silk Road Medical, Inc.(a)(b)	20,320	639,674
		4,631,284
Health Care Providers & Services (4.4%):
Hanger, Inc.(a)	41,820	651,556
HealthEquity, Inc.(a)	15,580	788,192
LHC Group, Inc.(a)	13,810	1,936,162
		3,375,910
Health Care Technology (3.5%):
Health Catalyst, Inc.(a)	30,086	786,749
Inspire Medical System, Inc.(a)	17,000	1,024,760
Teladoc Health, Inc.(a)(b)	5,730	888,207
		2,699,716
Industrials (16.0%):
Armstrong World Industries, Inc.	9,610	763,226
Axon Enterprise, Inc.(a)	17,180	1,215,829
Azul SA, ADR(a)(b)	39,110	398,531
ESCO Technologies, Inc.(b)	12,680	962,539
Evoqua Water Technologies Corp.(a)	48,700	545,927
FTI Consulting, Inc.(a)	13,260	1,588,150
Generac Holdings, Inc.(a)	10,770	1,003,441
Mercury Systems, Inc.(a)	20,080	1,432,507
Simpson Manufacturing Co., Inc.	11,370	704,713
SiteOne Landscape Supply, Inc.(a)(b)	16,820	1,238,288
Trex Co., Inc.(a)	12,690	1,016,976
Watts Water Technologies, Inc., Class A	16,230	1,373,869
		12,243,996
IT Services (5.5%):
Evo Payments, Inc., Class A(a)	64,340	984,402
LiveRamp Holdings, Inc.(a)	26,810	882,585
Wix.com Ltd.(a)	14,820	1,494,152
WNS Holdings Ltd., ADR(a)	18,886	811,720
		4,172,859
Pharmaceuticals (1.2%):
Assembly Biosciences, Inc.(a)	21,700	321,811
GW Pharmaceuticals PLC, ADR(a)(b)	6,500	569,205
		891,016
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Energy Industries, Inc.(a)	27,160	1,316,987
Cabot Microelectronics Corp.	10,540	1,203,036
Inphi Corp.(a)	4,550	360,224
Lattice Semiconductor Corp.(a)	71,840	1,280,189
MACOM Technology Solutions Holdings, Inc.(a)	39,190	741,867
Monolithic Power Systems, Inc.	2,607	436,568

Security Description	Shares	Value
Silicon Laboratories, Inc.(a)	14,850	$1,268,339
		6,607,210
Software (11.6%):
ACI Worldwide, Inc.(a)	48,510	1,171,517
Avaya Holdings Corp.(a)(b)	87,330	706,500
Cornerstone OnDemand, Inc.(a)	25,040	795,020
Envestnet, Inc.(a)	11,490	617,932
Everbridge, Inc.(a)(b)	21,120	2,246,324
Five9, Inc.(a)(b)	7,990	610,915
Q2 Holdings, Inc.(a)	13,830	816,800
Varonis Systems, Inc.(a)	30,520	1,943,209
		8,908,217
Total Common Stocks (Cost $83,148,180)		75,923,067

Collateral for Securities Loaned^(11.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(d)	204,818	204,818
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	2,490,053	2,490,053
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	102,170	102,170
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(d)	1,424,294	1,424,294
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(d)	815,022	815,022
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(d)	3,664,497	3,664,497
Total Collateral for Securities Loaned (Cost $8,700,854)		8,700,854
Total Investments (Cost $91,849,034) — 110.5%		84,623,921
Liabilities in excess of other assets — (10.5)%		(8,007,712)
NET ASSETS - 100.00%		$76,616,209

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.3% of the Fund’s net assets.
(d)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Communication Services (10.6%):
Activision Blizzard, Inc.	2,728	$162,261
Alphabet, Inc., Class C(a)	1,061	1,233,741
Alphabet, Inc., Class A(a)	1,064	1,236,315
AT&T, Inc.	25,935	756,005
CenturyLink, Inc.	3,484	32,959
Charter Communications, Inc., Class A(a)	557	243,024
Comcast Corp., Class A	16,118	554,136
Discovery, Inc., Class A(a)	561	10,906
Discovery, Inc., Class C(a)	1,191	20,890
DISH Network Corp., Class A(a)	909	18,171
Electronic Arts, Inc.(a)	1,037	103,876
Facebook, Inc., Class A(a)	8,544	1,425,140
Fox Corp., Class B	576	13,179
Fox Corp., Class A	1,259	29,750
Live Nation Entertainment, Inc.(a)	500	22,730
Netflix, Inc.(a)	1,556	584,278
News Corp., Class A	1,379	12,377
News Corp., Class B	432	3,884
Omnicom Group, Inc.	773	42,438
Take-Two Interactive Software, Inc.(a)	402	47,681
The Interpublic Group of Co., Inc.	1,377	22,294
The Walt Disney Co.	6,399	618,144
T-Mobile U.S., Inc.(a)	1,124	94,304
Twitter, Inc.(a)	2,756	67,687
Verizon Communications, Inc.	14,683	788,917
ViacomCBS, Inc., Class B	1,919	26,885
		8,171,972
Communications Equipment (1.0%):
Arista Networks, Inc.(a)	193	39,092
Cisco Systems, Inc.	15,061	592,049
F5 Networks, Inc.(a)	216	23,032
Juniper Networks, Inc.	1,188	22,738
Motorola Solutions, Inc.	608	80,815
		757,726
Consumer Discretionary (9.8%):
Advance Auto Parts, Inc.	246	22,957
Amazon.com, Inc.(a)	1,479	2,883,635
Aptiv PLC	906	44,611
AutoZone, Inc.(a)	85	71,910
Best Buy Co., Inc.	808	46,056
Booking Holdings, Inc.(a)	149	200,453
BorgWarner, Inc.	733	17,863
Capri Holdings Ltd.(a)	538	5,805
CarMax, Inc.(a)	584	31,437
Carnival Corp.	1,422	18,728
Chipotle Mexican Grill, Inc.(a)	91	59,550
D.R. Horton, Inc.	1,191	40,494
Darden Restaurants, Inc.	435	23,690
Dollar General Corp.	904	136,513
Dollar Tree, Inc.(a)	840	61,715
eBay, Inc.	2,715	81,613
Expedia Group, Inc.	496	27,910
Ford Motor Co.	13,825	66,775
Garmin Ltd.	513	38,454
General Motors Co., Class C	4,464	92,761
Genuine Parts Co.	516	34,742
H&R Block, Inc.	693	9,757

Security Description	Shares	Value
Hanesbrands, Inc.	1,284	$10,105
Harley-Davidson, Inc.	548	10,374
Hasbro, Inc.	452	32,341
Hilton Worldwide Holdings, Inc.	1,002	68,376
Kohl’s Corp.	556	8,112
L Brands, Inc.	825	9,537
Las Vegas Sands Corp.	1,200	50,964
Leggett & Platt, Inc.	467	12,460
Lennar Corp., Class A	994	37,971
LKQ Corp.(a)	1,088	22,315
Lowe’s Cos., Inc.	2,721	234,142
Macy’s, Inc.	1,097	5,386
Marriott International, Inc., Class A	963	72,042
McDonald’s Corp.	2,674	442,147
MGM Resorts International	1,828	21,570
Mohawk Industries, Inc.(a)	211	16,087
Newell Brands, Inc.	1,353	17,968
Nike, Inc., Class B	4,424	366,043
Nordstrom, Inc.	380	5,829
Norwegian Cruise Line Holdings Ltd.(a)	755	8,275
NVR, Inc.(a)	12	30,829
O’Reilly Automotive, Inc.(a)	269	80,982
PulteGroup, Inc.	904	20,177
PVH Corp.	263	9,899
Ralph Lauren Corp.	177	11,829
Ross Stores, Inc.	1,284	111,669
Royal Caribbean Cruises Ltd.	610	19,624
Starbucks Corp.	4,193	275,648
Tapestry, Inc.	980	12,691
Target Corp.	1,799	167,253
The Gap, Inc.	755	5,315
The Home Depot, Inc.	3,873	723,128
The TJX Cos., Inc.	4,305	205,822
Tiffany & Co.	383	49,599
Tractor Supply Co.	420	35,511
Ulta Beauty, Inc.(a)	203	35,667
Under Armour, Inc., Class A(a)	668	6,152
Under Armour, Inc., Class C(a)	691	5,569
VF Corp.	1,163	62,895
Whirlpool Corp.	224	19,219
Wynn Resorts Ltd.	343	20,645
Yum! Brands, Inc.	1,074	73,601
		7,453,197
Consumer Staples (7.8%):
Altria Group, Inc.	6,632	256,459
Archer-Daniels-Midland Co.	1,976	69,516
Brown-Forman Corp., Class B	647	35,915
Campbell Soup Co.	600	27,696
Church & Dwight Co., Inc.	871	55,901
Colgate-Palmolive Co.	3,043	201,933
Conagra Brands, Inc.	1,728	50,700
Constellation Brands, Inc., Class A	595	85,299
Costco Wholesale Corp.	1,568	447,084
Coty, Inc., Class A	1,049	5,413
General Mills, Inc.	2,146	113,244
Hormel Foods Corp.	987	46,034
Kellogg Co.	884	53,031
Kimberly-Clark Corp.	1,217	155,618
Lamb Weston Holdings, Inc.	519	29,635
McCormick & Co., Inc.	439	61,991

Security Description	Shares	Value
Molson Coors Beverage Co., Class B	667	$26,020
Mondelez International, Inc., Class A	5,112	256,008
Monster Beverage Corp.(a)	1,355	76,232
PepsiCo, Inc.	4,951	594,615
Philip Morris International, Inc.	5,524	403,031
Sysco Corp.	1,811	82,636
The Clorox Co.	446	77,270
The Coca-Cola Co.	13,690	605,783
The Estee Lauder Cos., Inc., Class A	790	125,878
The Hershey Co.	527	69,828
The J.M. Smucker Co.	405	44,955
The Kraft Heinz Co.	2,211	54,700
The Kroger Co.	2,847	85,752
The Procter & Gamble Co.	8,854	973,940
Tyson Foods, Inc., Class A	1,048	60,648
Walgreens Boots Alliance, Inc.	2,662	121,787
Walmart, Inc.	5,036	572,189
		5,926,741
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,053	76,742
CDW Corp.	510	47,568
Corning, Inc.	2,731	56,094
FLIR Systems, Inc.	476	15,180
IPG Photonics Corp.(a)	126	13,895
Keysight Technologies, Inc.(a)	666	55,731
TE Connectivity Ltd.	1,187	74,757
Zebra Technologies Corp.(a)	191	35,068
		375,035
Energy (2.6%):
Apache Corp.	1,335	5,580
Baker Hughes Co.	2,307	24,223
Cabot Oil & Gas Corp.	1,448	24,891
Chevron Corp.	6,713	486,424
Concho Resources, Inc.	714	30,595
ConocoPhillips	3,896	119,997
Devon Energy Corp.	1,374	9,494
Diamondback Energy, Inc.	572	14,986
EOG Resources, Inc.	2,065	74,175
Exxon Mobil Corp.	15,022	570,385
Halliburton Co.	3,116	21,345
Helmerich & Payne, Inc.	385	6,025
Hess Corp.	920	30,636
HollyFrontier Corp.	527	12,917
Kinder Morgan, Inc.	6,915	96,257
Marathon Oil Corp.	2,840	9,344
Marathon Petroleum Corp.	2,305	54,444
National Oilwell Varco, Inc.	1,370	13,467
Noble Energy, Inc.	1,698	10,256
Occidental Petroleum Corp.	3,172	36,732
ONEOK, Inc.	1,467	31,995
Phillips 66	1,578	84,660
Pioneer Natural Resources Co.	588	41,248
Schlumberger Ltd.	4,915	66,303
TechnipFMC PLC	1,492	10,056
The Williams Cos., Inc.	4,303	60,887
Valero Energy Corp.	1,458	66,135
		2,013,457

Security Description	Shares	Value
Financials (10.9%):
Aflac, Inc.	2,606	$89,229
American Express Co.	2,382	203,923
American International Group, Inc.	3,089	74,908
Ameriprise Financial, Inc.	450	46,116
Aon PLC	831	137,148
Arthur J. Gallagher & Co.	662	53,960
Assurant, Inc.	215	22,379
Bank of America Corp.	28,742	610,193
Berkshire Hathaway, Inc., Class B(a)	6,944	1,269,572
BlackRock, Inc., Class A	419	184,346
Capital One Financial Corp.	1,653	83,344
Cboe Global Markets, Inc.	394	35,165
Chubb Ltd.	1,609	179,710
Cincinnati Financial Corp.	539	40,668
Citigroup, Inc.	7,751	326,472
Citizens Financial Group, Inc.	1,543	29,024
CME Group, Inc.	1,272	219,941
Comerica, Inc.	512	15,022
Discover Financial Services	1,113	39,701
E*TRADE Financial Corp.	802	27,525
Everest Re Group Ltd.	145	27,901
Fifth Third Bancorp	2,520	37,422
First Republic Bank	598	49,203
Franklin Resources, Inc.	990	16,523
Globe Life, Inc.	354	25,477
Huntington Bancshares, Inc.	3,667	30,106
Intercontinental Exchange, Inc.	1,977	159,643
Invesco Ltd.	1,321	11,995
JPMorgan Chase & Co.	11,135	1,002,484
KeyCorp	3,497	36,264
Lincoln National Corp.	704	18,529
Loews Corp.	908	31,626
M&T Bank Corp.	468	48,405
MarketAxess Holdings, Inc.	135	44,897
Marsh & McLennan Cos., Inc.	1,792	154,935
MetLife, Inc.	2,775	84,832
Moody’s Corp.	576	121,824
Morgan Stanley	4,134	140,556
MSCI, Inc.	301	86,977
Nasdaq, Inc.	407	38,645
Northern Trust Corp.	752	56,746
People’s United Financial, Inc.	1,577	17,426
Principal Financial Group, Inc.	917	28,739
Prudential Financial, Inc.	1,427	74,404
Raymond James Financial, Inc.	438	27,682
Regions Financial Corp.	3,425	30,722
S&P Global, Inc.	868	212,702
State Street Corp.	1,291	68,772
SVB Financial Group(a)	183	27,648
Synchrony Financial	2,004	32,244
T. Rowe Price Group, Inc.	830	81,050
The Allstate Corp.	1,150	105,490
The Bank of New York Mellon Corp.	2,979	100,333
The Charles Schwab Corp.	4,059	136,464
The Goldman Sachs Group, Inc.	1,131	174,841
The Hartford Financial Services Group, Inc.	1,280	45,107
The PNC Financial Services Group, Inc.	1,556	148,940
The Progressive Corp.	2,076	153,292
The Travelers Cos., Inc.	916	91,005
Truist Financial Corp.	4,761	146,829

Security Description	Shares	Value
U.S. Bancorp	5,046	$173,835
Unum Group	732	10,987
W.R. Berkley Corp.	515	26,868
Wells Fargo & Co.	13,664	392,157
Willis Towers Watson PLC	456	77,452
Zions Bancorp NA	605	16,190
		8,314,515
Health Care (15.2%):
Abbott Laboratories	6,275	495,161
AbbVie, Inc.	5,250	399,998
ABIOMED, Inc.(a)	160	23,226
Agilent Technologies, Inc.	1,099	78,710
Alexion Pharmaceuticals, Inc.(a)	786	70,575
Align Technology, Inc.(a)	255	44,357
Allergan PLC	1,165	206,322
AmerisourceBergen Corp.	534	47,259
Amgen, Inc.	2,110	427,760
Anthem, Inc.	900	204,336
Baxter International, Inc.	1,813	147,197
Becton, Dickinson & Co.	960	220,579
Biogen, Inc.(a)	641	202,800
Boston Scientific Corp.(a)	4,948	161,453
Bristol-Myers Squibb Co.	8,322	463,868
Cardinal Health, Inc.	1,038	49,762
Centene Corp.(a)	2,073	123,157
Cerner Corp.	1,115	70,234
Cigna Corp.	1,326	234,941
CVS Health Corp.	4,619	274,045
Danaher Corp.	2,270	314,191
DaVita, Inc.(a)	318	24,187
DENTSPLY SIRONA, Inc.	790	30,676
Edwards Lifesciences Corp.(a)	740	139,579
Eli Lilly & Co.	3,000	416,160
Gilead Sciences, Inc.	4,492	335,822
HCA Healthcare, Inc.	939	84,369
Henry Schein, Inc.(a)	521	26,321
Hologic, Inc.(a)	952	33,415
Humana, Inc.	470	147,589
IDEXX Laboratories, Inc.(a)	305	73,883
Illumina, Inc.(a)	522	142,569
Incyte Pharmaceuticals, Inc.(a)	635	46,501
Intuitive Surgical, Inc.(a)	410	203,036
IQVIA Holdings, Inc.(a)	641	69,138
Johnson & Johnson	9,344	1,225,278
Laboratory Corp. of America Holdings(a)	345	43,605
McKesson Corp.	573	77,504
Medtronic PLC	4,759	429,167
Merck & Co., Inc.	9,039	695,461
Mettler-Toledo International, Inc.(a)	86	59,384
Mylan NV(a)	1,832	27,315
PerkinElmer, Inc.	394	29,660
Perrigo Co. PLC	483	23,227
Pfizer, Inc.	19,648	641,311
Quest Diagnostics, Inc.	478	38,383
Regeneron Pharmaceuticals, Inc.(a)	284	138,674
ResMed, Inc.	510	75,118
STERIS PLC	301	42,131
Stryker Corp.	1,143	190,298
Teleflex, Inc.	164	48,029
The Cooper Cos., Inc.	176	48,518

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	1,424	$403,847
UnitedHealth Group, Inc.	3,364	838,914
Universal Health Services, Inc., Class B	285	28,238
Varian Medical Systems, Inc.(a)	323	33,159
Vertex Pharmaceuticals, Inc.(a)	913	217,248
Waters Corp.(a)	229	41,689
Zimmer Biomet Holdings, Inc.	730	73,788
Zoetis, Inc.	1,691	199,014
		11,702,136
Industrials (8.2%):
3M Co.	2,042	278,753
Alaska Air Group, Inc.	437	12,441
Allegion PLC	330	30,367
American Airlines Group, Inc.	1,384	16,871
AMETEK, Inc.	812	58,480
AO Smith Corp.	487	18,413
Arconic, Inc.	1,375	22,083
C.H. Robinson Worldwide, Inc.	480	31,776
Caterpillar, Inc.	1,962	227,670
Cintas Corp.	298	51,620
Copart, Inc.(a)	726	49,746
CSX Corp.	2,761	158,205
Cummins, Inc.	544	73,614
Deere & Co.	1,118	154,463
Delta Air Lines, Inc.	2,044	58,315
Dover Corp.	516	43,313
Eaton Corp. PLC	1,468	114,049
Emerson Electric Co.	2,163	103,067
Equifax, Inc.	430	51,364
Expeditors International of Washington, Inc.	605	40,366
Fastenal Co.	2,036	63,625
FedEx Corp.	852	103,314
Flowserve Corp.	465	11,109
Fortive Corp.	1,049	57,894
Fortune Brands Home & Security, Inc.	494	21,366
General Dynamics Corp.	832	110,082
General Electric Co.	31,006	246,188
Honeywell International, Inc.	2,537	339,425
Huntington Ingalls Industries, Inc.	145	26,420
IDEX Corp.	270	37,290
IHS Markit Ltd.	1,424	85,440
Illinois Tool Works, Inc.	1,038	147,521
Ingersoll Rand, Inc.(a)	1,229	30,479
J.B. Hunt Transport Services, Inc.	303	27,946
Jacobs Engineering Group, Inc.	481	38,129
Johnson Controls International PLC	2,739	73,844
Kansas City Southern	352	44,767
L3Harris Technologies, Inc.	785	141,394
Lockheed Martin Corp.	881	298,615
Masco Corp.	1,009	34,881
Nielsen Holdings PLC	1,263	15,838
Norfolk Southern Corp.	926	135,196
Northrop Grumman Corp.	556	168,218
Old Dominion Freight Line, Inc.	341	44,694
PACCAR, Inc.	1,228	75,068
Parker-Hannifin Corp.	456	59,157
Pentair PLC	597	17,767
Quanta Services, Inc.	505	16,024
Raytheon Co.	989	129,707
Republic Services, Inc.	748	56,145

Security Description	Shares	Value
Robert Half International, Inc.	417	$15,742
Rockwell Automation, Inc.	410	61,873
Rollins, Inc.	500	18,070
Roper Technologies, Inc.	369	115,058
Snap-on, Inc.	195	21,220
Southwest Airlines Co.	1,682	59,897
Stanley Black & Decker, Inc.	540	54,000
Textron, Inc.	810	21,603
The Boeing Co.	1,898	283,068
Trane Technologies PLC	851	70,284
TransDigm Group, Inc.	177	56,674
Union Pacific Corp.	2,465	347,664
United Airlines Holdings, Inc.(a)	773	24,388
United Parcel Service, Inc., Class B	2,488	232,428
United Rentals, Inc.(a)	267	27,474
United Technologies Corp.	2,880	271,670
Verisk Analytics, Inc., Class A	582	81,118
W.W. Grainger, Inc.	155	38,518
Wabtec Corp.	646	31,092
Waste Management, Inc.	1,386	128,287
Xylem, Inc.	639	41,618
		6,254,265
IT Services (5.4%):
Accenture PLC Class A	2,255	368,150
Akamai Technologies, Inc.(a)	574	52,515
Alliance Data Systems Corp.	146	4,913
Automatic Data Processing, Inc.	1,536	209,940
Broadridge Financial Solutions, Inc.	407	38,596
Cognizant Technology Solutions Corp., Class A	1,944	90,338
DXC Technology Co.	909	11,862
Fidelity National Information Services, Inc.	2,182	265,418
Fiserv, Inc.(a)	2,028	192,640
FleetCor Technologies, Inc.(a)	308	57,454
Gartner, Inc.(a)	318	31,663
Global Payments, Inc.	1,067	153,893
International Business Machines Corp.	3,144	348,764
Jack Henry & Associates, Inc.	273	42,381
Leidos Holdings, Inc.	472	43,259
Mastercard, Inc., Class A	3,152	761,397
Paychex, Inc.	1,131	71,163
PayPal Holdings, Inc.(a)	4,169	399,140
The Western Union Co.	1,488	26,977
VeriSign, Inc.(a)	367	66,093
Visa, Inc., Class A	6,077	979,127
		4,215,683
Materials (2.5%):
Air Products & Chemicals, Inc.	783	156,295
Albemarle Corp.	376	21,195
Amcor PLC	5,752	46,706
Avery Dennison Corp.	296	30,154
Ball Corp.	1,161	75,070
Celanese Corp., Series A	429	31,484
CF Industries Holdings, Inc.	772	20,998
Corteva, Inc.	2,657	62,440
Dow, Inc.	2,633	76,989
DuPont de Nemours, Inc.	2,630	89,683
Eastman Chemical Co.	483	22,498
Ecolab, Inc.	890	138,689
FMC Corp.	460	37,577

Security Description	Shares	Value
Freeport-McMoRan, Inc.	5,151	$34,769
International Flavors & Fragrances, Inc.	379	38,688
International Paper Co.	1,392	43,333
Linde PLC	1,907	329,912
Lyondellbasell Industries NV, Class A	911	45,213
Martin Marietta Materials, Inc.	222	42,009
Newmont Goldcorp Corp.	2,911	131,810
Nucor Corp.	1,076	38,758
Packaging Corp. of America	336	29,175
PPG Industries, Inc.	840	70,224
Sealed Air Corp.	549	13,566
The Mosaic Co.	1,241	13,428
The Sherwin-Williams Co.	292	134,180
Vulcan Materials Co.	470	50,793
Westrock Co.	916	25,886
		1,851,522
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	435	59,621
American Tower Corp.	1,573	342,521
Apartment Investment & Management Co.	529	18,594
AvalonBay Communities, Inc.	496	72,996
Boston Properties, Inc.	511	47,130
CBRE Group, Inc., Class A(a)	1,188	44,799
Crown Castle International Corp.	1,476	213,134
Digital Realty Trust, Inc.	933	129,603
Duke Realty Investments, Inc.	1,305	42,256
Equinix, Inc.	303	189,245
Equity Residential	1,239	76,459
Essex Property Trust, Inc.	235	51,756
Extra Space Storage, Inc.	460	44,050
Federal Realty Investment Trust	249	18,578
Healthpeak Properties, Inc.	1,757	41,904
Host Hotels & Resorts, Inc.	2,546	28,108
Iron Mountain, Inc.	1,019	24,252
Kimco Realty Corp.	1,499	14,495
Mid-America Apartment Communities, Inc.	405	41,727
Prologis, Inc.	2,621	210,650
Public Storage	533	105,859
Realty Income Corp.	1,157	57,688
Regency Centers Corp.	595	22,866
SBA Communications Corp.	400	107,988
Simon Property Group, Inc.	1,089	59,743
SL Green Realty Corp.	289	12,456
UDR, Inc.	1,040	38,002
Ventas, Inc.	1,323	35,456
Vornado Realty Trust	562	20,350
Welltower, Inc.	1,441	65,969
Weyerhaeuser Co.	2,645	44,833
		2,283,088
Semiconductors & Semiconductor Equipment (4.4%):
Advanced Micro Devices, Inc.(a)	4,153	188,878
Analog Devices, Inc.	1,308	117,262
Applied Materials, Inc.	3,280	150,290
Broadcom, Inc.	1,408	333,837
Intel Corp.	15,444	835,830
KLA Corp.	560	80,494
Lam Research Corp.	515	123,600
Maxim Integrated Products, Inc.	961	46,714
Microchip Technology, Inc.	848	57,494

Security Description	Shares	Value
Micron Technology, Inc.(a)	3,930	$165,296
NVIDIA Corp.	2,173	572,803
Qorvo, Inc.(a)	412	33,220
QUALCOMM, Inc.	4,054	274,253
Skyworks Solutions, Inc.	605	54,075
Texas Instruments, Inc.	3,319	331,668
Xilinx, Inc.	893	69,600
		3,435,314
Software (8.5%):
Adobe, Inc.(a)	1,719	547,055
ANSYS, Inc.(a)	304	70,671
Autodesk, Inc.(a)	781	121,914
Cadence Design Systems, Inc.(a)	996	65,776
Citrix Systems, Inc.	408	57,752
Fortinet, Inc.(a)	504	50,990
Intuit, Inc.	924	212,520
Microsoft Corp.	27,084	4,271,417
NortonLifeLock, Inc.	2,036	38,094
Oracle Corp.	7,692	371,754
Paycom Software, Inc.(a)	174	35,150
Salesforce.com, Inc.(a)	3,149	453,393
ServiceNow, Inc.(a)	670	192,009
Synopsys, Inc.(a)	534	68,774
		6,557,269
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc.	14,828	3,770,612
Hewlett Packard Enterprises Co.	4,594	44,608
HP, Inc.	5,261	91,331
NetApp, Inc.	810	33,769
Seagate Technology PLC	821	40,065
Western Digital Corp.	1,056	43,951
Xerox Holdings Corp.	660	12,500
		4,036,836
Utilities (3.6%):
AES Corp.	2,357	32,055
Alliant Energy Corp.	853	41,191
Ameren Corp.	873	63,581
American Electric Power Co., Inc.	1,754	140,285
American Water Works Co., Inc.	642	76,758
Atmos Energy Corp.	424	42,074
CenterPoint Energy, Inc.	1,783	27,547
CMS Energy Corp.	1,008	59,220
Consolidated Edison, Inc.	1,180	92,040
Dominion Energy, Inc.	2,922	210,939
DTE Energy Co.	682	64,770
Duke Energy Corp.	2,588	209,317
Edison International	1,273	69,748
Entergy Corp.	707	66,437
Evergy, Inc.	809	44,535
Eversource Energy	1,149	89,863
Exelon Corp.	3,451	127,031
FirstEnergy Corp.	1,918	76,854
NextEra Energy, Inc.	1,735	417,477
NiSource, Inc.	1,326	33,110
NRG Energy, Inc.	893	24,343
Pinnacle West Capital Corp.	399	30,240
PPL Corp.	2,726	67,278
Public Service Enterprise Group, Inc.	1,795	80,613
Sempra Energy	1,001	113,103

Security Description	Shares	Value
The Southern Co.	3,723	$201,563
WEC Energy Group, Inc.	1,120	98,706
Xcel Energy, Inc.	1,862	112,279
		2,712,957
Total Common Stocks (Cost $28,070,236)		76,061,713

Total Investments (Cost $28,070,236) — 99.2%		76,061,713
Other assets in excess of liabilities — 0.8%		602,750
NET ASSETS - 100.00%		$76,664,463

(a)      Non-income producing security.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	6/19/20	$492,866	$513,940	$21,074

	Total unrealized appreciation				$21,074
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$21,074

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Brazil (5.5%):

Consumer Discretionary (0.6%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,600	$77,785
Grupo SBF SA (a)	26,900	124,577
		202,362
Energy (0.6%):
Petroleo Brasileiro SA, ADR	32,369	178,029

Financials (1.7%):
Banco Bradesco SA, ADR	60,787	246,795
Banco do Brasil SA	51,700	277,542
		524,337
Health Care (0.3%):
Qualicorp Consultoria e Corretora de Seguros SA	24,800	112,656

Industrials (0.5%):
Cia de Locacao das Americas	52,900	106,812
JSL SA	18,000	44,868
		151,680
Materials (0.5%):
Klabin SA	52,900	162,815

Real Estate (0.5%):
Aliansce Sonae Shopping Centers SA (a)	30,692	157,143

Utilities (0.8%):
Neoenergia SA	72,700	240,547
		1,729,569
Chile (0.0%):(b)

Financials (0.0%):(b)
Banco de Credito e Inversiones SA	1	34

China (40.0%):

Communication Services (8.1%):
Tencent Holdings Ltd.	51,630	2,552,030

Consumer Discretionary (12.9%):
Alibaba Group Holding Ltd., ADR (a)	13,018	2,531,741
Gree Electric Appliances, Inc., Class A	28,700	209,022
Huayu Automotive Systems Co. Ltd., Class A	50,200	150,882
JD.com, Inc., ADR (a)	11,006	445,743
Meituan Dianping, Class B (a)	16,500	196,707
New Oriental Education & Technology Group, Inc., ADR (a)	2,743	296,902
Tongcheng-Elong Holdings Ltd. (a)	166,400	230,751
		4,061,748
Consumer Staples (1.5%):
Ausnutria Dairy Corp. Ltd.	115,000	180,709
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	24,800	166,138
Wuliangye Yibin Co. Ltd., Class A	7,800	125,470
		472,317
Energy (1.5%):
China Oilfield Services Ltd., Class H	198,000	151,161
CNOOC Ltd., ADR	3,297	341,141
		492,302
Financials (7.0%):
China Construction Bank Corp., Class H	1,005,638	817,456
China Galaxy Securities Co. Ltd., Class H	633,000	303,781
China Merchants Bank Co. Ltd., Class H	101,000	451,866

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd.	66,500	$649,477
		2,222,580
Health Care (1.0%):
Wuxi Biologics Cayman, Inc. (a)(c)	24,000	306,414

Industrials (1.5%):
China Conch Venture Holdings Ltd.	40,500	179,623
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	415,400	298,824
		478,447
Information Technology (2.9%):
Beijing Sinnet Technology Co. Ltd., Class A	45,100	149,792
Beijing Thunisoft Corp. Ltd., Class A	43,200	155,356
Kingdee International Software Group Co. Ltd.	95,000	124,961
Venustech Group, Inc., Class A	46,900	242,468
Xinyi Solar Holdings Ltd.	420,000	233,023
		905,600
Materials (2.0%):
Anhui Conch Cement Co. Ltd., Class H	59,500	408,756
Hengli Petrochemical Co. Ltd., Class A	122,100	212,018
		620,774
Real Estate (1.6%):
China SCE Group Holdings Ltd.	548,004	241,859
Sunac China Holdings Ltd.	58,000	264,533
		506,392
		12,618,604
Greece (0.9%):

Communication Services (0.5%):
Hellenic Telecommunications Organization SA	14,155	171,066

Financials (0.4%):
National Bank of Greece SA (a)	82,454	108,757
		279,823
Hong Kong (4.1%):

Consumer Discretionary (0.6%):
Geely Automobile Holdings Ltd.	142,000	206,080

Energy (0.7%):
Kunlun Energy Co. Ltd.	388,000	224,236

Health Care (0.9%):
CSPC Pharmaceutical Group Ltd.	144,000	283,270

Information Technology (0.7%):
Kingboard Laminates Holdings Ltd.	236,500	216,405

Real Estate (1.2%):
Shimao Property Holdings Ltd.	109,500	379,498
		1,309,489
India (7.3%):

Consumer Discretionary (0.4%):
Aditya Birla Fashion and Retail Ltd. (a)	54,722	110,342
The Indian Hotels Co. Ltd.	26,011	25,689
		136,031
Consumer Staples (1.3%):
Hindustan Unilever Ltd.	11,100	336,663
Varun Beverages Ltd.	11,522	80,532
		417,195
Energy (1.4%):
Reliance Industries Ltd.	29,659	432,538

Security Description	Shares	Value
Financials (2.3%):
Axis Bank Ltd.	26,741	$133,710
Cholamandalam Investment and Finance Co. Ltd.	52,850	106,681
Housing Development Finance Corp. Ltd.	13,729	296,361
Multi Commodity Exchange of India Ltd.	12,946	191,977
		728,729
Information Technology (1.1%):
HCL Technologies Ltd.	27,070	156,165
Infosys Technologies Ltd., ADR	23,445	192,483
		348,648
Materials (0.8%):
UPL Ltd.	17,133	73,783
Vedanta Ltd.	186,086	157,795
		231,578
		2,294,719
Indonesia (1.1%):

Financials (0.4%):
PT Bank Negara Indonesia (Persero) Tbk	587,100	137,012

Industrials (0.3%):
PT Wijaya Karya (Persero) Tbk	1,589,800	80,580

Materials (0.4%):
PT Indocement Tunggal Prakarsa Tbk	169,100	128,864
		346,456
Korea, Republic Of (13.4%):

Communication Services (0.4%):
Innocean Worldwide, Inc.	2,846	123,219

Consumer Discretionary (1.4%):
Hyundai Mobis Co. Ltd.	1,843	254,970
Kia Motors Corp.	9,221	194,116
		449,086
Energy (0.6%):
SK Innovation Co. Ltd.	2,613	184,907

Financials (1.1%):
Hana Financial Group, Inc.	8,687	163,454
Samsung Securities Co. Ltd.	7,273	174,266
		337,720
Health Care (0.7%):
Hanmi Pharm Co. Ltd.	1,091	232,418

Industrials (1.0%):
Samsung Engineering Co. Ltd. (a)	16,175	133,292
SK Holdings Co. Ltd.	1,261	172,507
		305,799
Information Technology (8.2%):
Douzone Bizon Co. Ltd.	2,184	144,144
Samsung Electro-Mechanics Co. Ltd.	4,141	328,168
Samsung Electronics Co. Ltd.	37,613	1,462,631
SK Hynix, Inc.	9,788	661,790
		2,596,733
		4,229,882
Mexico (1.0%):

Financials (0.2%):
Gentera SAB de CV	198,764	75,951

Industrials (0.3%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	24,017	82,378

Security Description	Shares	Value
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	140,165	$162,156
		320,485
Peru (0.9%):

Financials (0.9%):
Credicorp Ltd.	1,960	280,417

Philippines (1.3%):

Financials (1.3%):
BDO Unibank, Inc.	144,210	291,576
Metropolitan Bank & Trust Co.	165,000	129,411
		420,987
Poland (0.4%):

Energy (0.4%):
Grupa Lotos SA	9,573	119,572

Portugal (0.7%):

Consumer Staples (0.7%):
Jeronimo Martins SGPS SA	12,307	222,070

Russian Federation (3.0%):

Energy (1.8%):
LUKOIL PJSC, ADR	7,577	446,526
Rosneft Oil Co. PJSC, GDR	32,365	130,274
		576,800
Financials (0.6%):
Sberbank of Russia PJSC, ADR	19,282	181,633

Materials (0.6%):
MMC Norilsk Nickel PJSC, ADR	7,260	176,128
		934,561
Saudi Arabia (1.3%):

Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	6,521	90,251

Financials (0.6%):
Arab National Bank	40,056	193,116

Industrials (0.4%):
Saudi Industrial Services Co.	27,020	123,092
		406,459
South Africa (2.5%):

Communication Services (1.1%):
Naspers Ltd., Class N	2,441	347,241

Consumer Staples (0.7%):
The SPAR Group Ltd.	21,040	213,187

Financials (0.3%):
Nedbank Group Ltd.	22,522	104,760

Materials (0.4%):
Gold Fields Ltd., ADR	27,903	132,539
		797,727
Taiwan (10.9%):

Consumer Discretionary (0.5%):
Hotai Motor Co. Ltd.	9,000	145,359

Financials (2.4%):
Chailease Holding Co. Ltd.	64,890	195,487
Fubon Financial Holding Co. Ltd.	199,000	246,022

Security Description	Shares	Value
Yuanta Financial Holding Co. Ltd.	649,000	$331,421
		772,930
Information Technology (8.0%):
Chilisin Electronics Corp.	71,000	187,922
Globalwafers Co. Ltd.	32,000	357,529
Micro-Star International Co. Ltd.	114,000	333,270
Taiwan Semiconductor Manufacturing Co. Ltd.	148,259	1,334,961
Walsin Technology Corp.	56,000	295,920
		2,509,602
		3,427,891
Thailand (1.5%):

Communication Services (0.5%):
Advanced Info Service PCL	23,400	141,909
Plan B Media PCL	66,600	5,914
		147,823
Industrials (0.4%):
Gunkul Engineering PCL	2,209,800	147,444

Materials (0.6%):
Tipco Asphalt PCL	367,300	190,307
		485,574
Turkey (1.0%):

Communication Services (0.6%):
Turk Telekomunikasyon A/S (a)	182,373	184,935

Consumer Discretionary (0.4%):
Tofas Turk Otomobil Fabrikasi A/S	49,435	122,982
		307,917
United Kingdom (1.3%):

Materials (1.3%):
Anglo American PLC	9,986	174,949
Antofagasta PLC	25,228	240,881
		415,830
Total Common Stocks (Cost $32,961,409)		30,948,066

Preferred Stocks (0.3%)

Brazil (0.3%):

Industrials (0.3%):
Randon SA Implementos e Participacoes	81,300	85,286
Total Preferred Stocks (Cost $165,074)		85,286
Total Investments (Cost $33,126,483) — 98.4%		31,033,352
Other assets in excess of liabilities — 1.6%		493,505
NET ASSETS - 100.00%		$31,526,857

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $306,414 and amounted to 1.0% of net assets.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%):

Communication Services (11.7%):
Alphabet, Inc., Class C(a)	793	$922
Comcast Corp., Class A	8,063	277
Facebook, Inc., Class A(a)	2,607	435
Netflix, Inc.(a)	771	290
Nexstar Media Group, Inc., Class A	2,005	116
The Walt Disney Co.	1,185	114
T-Mobile U.S., Inc.(a)	3,580	300
		2,454
Consumer Discretionary (13.6%):
Amazon.com, Inc.(a)	546	1,064
Boyd Gaming Corp.	10,568	152
D.R. Horton, Inc.	4,781	163
Dollar General Corp.	2,222	335
Installed Building Products, Inc.(a)	2,345	93
LGI Homes, Inc.(a)	3,821	173
Lithia Motors, Inc., Class A	1,502	123
Marriott Vacations Worldwide Corp.	1,269	71
Meritage Homes Corp.(a)	4,340	158
Skechers USA, Inc., Class A(a)	6,695	159
Target Corp.	2,320	216
TopBuild Corp.(a)	2,302	165
		2,872
Consumer Staples (7.4%):
Kimberly-Clark Corp.	1,004	128
PepsiCo, Inc.	2,605	313
Philip Morris International, Inc.	1,781	130
The Coca-Cola Co.	7,049	312
The Kroger Co.	4,303	130
The Procter & Gamble Co.	2,925	322
U.S. Foods Holding Corp.(a)	12,405	219
		1,554
Energy (1.5%):
Chevron Corp.	1,450	105
Phillips 66	2,037	110
Valero Energy Corp.	2,236	101
		316
Financials (8.5%):
Ameriprise Financial, Inc.	2,379	243
Citigroup, Inc.	6,993	295
Essent Group Ltd.	8,316	219
Flagstar Bancorp, Inc.	7,947	158
Meta Financial Group, Inc.	7,490	163
NMI Holdings, Inc., Class A(a)	11,111	129
Primerica, Inc.	2,842	251
Stifel Financial Corp.	2,510	104
Western Alliance Bancorp	7,286	223
		1,785
Health Care (14.0%):
AbbVie, Inc.	5,912	450
Bristol-Myers Squibb Co.	7,215	401
Charles River Laboratories International, Inc.(a)	2,214	280
HCA Healthcare, Inc.	2,206	198
ICON PLC(a)	1,942	264
Medtronic PLC	1,071	97
Merck & Co., Inc.	3,955	304
Pfizer, Inc.	7,188	235
Regeneron Pharmaceuticals, Inc.(a)	592	289
Syneos Health, Inc.(a)	3,906	154
UnitedHealth Group, Inc.	1,116	279
		2,951
Industrials (7.8%):
Federal Signal Corp.	10,541	288
Kansas City Southern	1,716	219
L3Harris Technologies, Inc.	1,606	289
Lockheed Martin Corp.	1,133	384
Old Dominion Freight Line, Inc.	963	126
Universal Forest Products, Inc.	5,657	210
XPO Logistics, Inc.(a)	2,486	121
		1,637
Information Technology (30.5%):
Adobe, Inc.(a)	956	304
Apple, Inc.	4,440	1,129
Booz Allen Hamilton Holdings Corp.	3,852	264
Broadcom, Inc.	1,627	386
CDW Corp.	2,753	257
Cisco Systems, Inc.	4,336	170
EPAM Systems, Inc.(a)	1,267	235
Fiserv, Inc.(a)	2,222	211
Jabil, Inc.	5,256	129
Leidos Holdings, Inc.	2,605	239
Lumentum Holdings, Inc.(a)	1,649	122
Mastercard, Inc., Class A	694	168
Microsoft Corp.	9,416	1,485
NVIDIA Corp.	1,616	426
Oracle Corp.	5,573	269
Salesforce.com, Inc.(a)	2,721	392
Visa, Inc., Class A	1,574	254
		6,440
Materials (0.9%):
Vulcan Materials Co.	1,844	199

Real Estate (2.1%):
American Tower Corp.	901	196
CBRE Group, Inc., Class A(a)	6,293	238
		434
Total Common Stocks (Cost $20,506)		20,642

Exchange-Traded Funds (1.8%):
SPDR S&P 500 ETF Trust	1,443	372
Total Exchange-Traded Funds (Cost $350)		372
Total Investments (Cost $20,856) - 99.8%		21,014
Other assets in excess of liabilities - 0.2%		40
NET ASSETS - 100.0%		$21,054

(a)	Non-income producing security.

PLC - Public Liability Company

ETF - Exchange-Traded Fund